Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock Advantage SMID Cap Fund, Inc.	Mar. 31, 2026 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 596
Expense Example, with Redemption, 3 Years	801
Expense Example, with Redemption, 5 Years	1,024
Expense Example, with Redemption, 10 Years	1,662
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	558
Expense Example, with Redemption, 5 Years	992
Expense Example, with Redemption, 10 Years	1,960
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	905
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	$ 1,571